Fair Value Measurements and Derivatives - Effects of cash flow hedge accounting on accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Fuel	$ 409,602	$ 392,685	$ 361,032
Depreciation and amortization	646,188	561,060	509,957
Interest expense, net	272,867	270,404	267,782
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Fuel			361,032
Depreciation and amortization			509,957
Interest expense, net			267,782
Amount of Gain (Loss) Recognized in Other Comprehensive Income	(123,015)	(161,214)
Amount of Gain (Loss) Recognized in Other Comprehensive Income (before ASU adoption)			304,684
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	8,898	30,096
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(36,795)
Cash Flow Hedging | Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	14,093	34,410
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(29,721)
Cash Flow Hedging | Depreciation and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(3,062)	(3,463)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(4,077)
Cash Flow Hedging | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(2,133)	(851)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)			(2,997)
Cash Flow Hedging | Fuel swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	46,154	(52,949)
Amount of Gain (Loss) Recognized in Other Comprehensive Income (before ASU adoption)			50,263
Cash Flow Hedging | Fuel swaps | Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	14,093
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)		34,410	(29,721)
Cash Flow Hedging | Foreign Currency Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	(163,197)	(108,911)
Amount of Gain (Loss) Recognized in Other Comprehensive Income (before ASU adoption)			254,070
Cash Flow Hedging | Foreign Currency Forward Contracts | Depreciation and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	(3,062)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)		(3,463)	(4,077)
Cash Flow Hedging | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	(5,972)	646
Amount of Gain (Loss) Recognized in Other Comprehensive Income (before ASU adoption)			351
Cash Flow Hedging | Interest rate contracts | Interest expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income	$ (2,133)
Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (before ASU adoption)		$ (851)	$ (2,997)